Segment Reporting - Summary of Total Long Lived Assets By Geographical Location (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of long lived assets by geographical areas [Line item]
Long-lived assets	¥ 149,284	$ 21,027	¥ 320,924
PRC
Schedule of long lived assets by geographical areas [Line item]
Long-lived assets	127,866	18,010	286,797
United States
Schedule of long lived assets by geographical areas [Line item]
Long-lived assets	¥ 21,418	$ 3,017	¥ 34,127